NATIXIS FUNDS TRUST IV

January 20, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        Natixis Funds Trust IV

             (File Nos.: 333-37314 and 811-09945)

Dear Sir or Madam:

On behalf of Natixis Funds Trust IV (the “Registrant”), transmitted for filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the AEW Real Estate Fund (the “Fund”). These exhibits contain amended risk/return summary information in the prospectuses for the Fund dated May 1, 2011, as supplemented as of January 1, 2012, as filed under Rule 497(e) on December 29, 2011.

Please direct any questions on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary

Natixis Funds Trust IV

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase